Summary of Significant Accounting Policies - Employee Benefits (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined benefit plan disclosures
Threshold retiring period for specified employees to whom payments are made	30 years
Staff Severance Indemnities Plan
Defined benefit plan disclosures
Discount rate for long term	4.25%	4.53%
Past service costs	$ 0